Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

YEAR (a)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($) (b)	COMPENSATION ACTUALLY PAID TO PEO ($) (c)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($) (d)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($) (e)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($) (h)	RETURN ON CAPITAL EMPLOYED (i)
					COMPANY TSR ($) (f)	PEER GROUP TOTAL SHAREHOLDER RETURN ($) (g)

2022	19,055,854	10,083,432	6,345,087	5,615,801	178.11	191.50	7,844,660,143	30%
2021	16,002,825	26,722,307	4,259,629	7,304,682	128.26	120.82	2,118,197,776	17%
2020	13,396,571	11,577,130	3,252,209	2,146,943	77.16	64.58	(199,741,288)	3%

Column (b). Reflects compensation amounts reported in the "Summary Compensation Table" for our PEO, Scott D. Sheffield, for the respective years shown. Summary Compensation Table values reflect a combination of amounts paid, earned (but not yet paid), or granted (but not yet settled) to the PEO in each applicable year, rather than amounts actually paid.
Column (c). "Compensation actually paid" to the PEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For performance unit awards with dividend rights, these amounts are paid once the underlying award vests, and are incorporated in the change in fair value in the table below. For information regarding the decisions made by the Compensation Committee with regards to the PEO's compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements for the fiscal years covered in the table above.

PEO

	2022 ($)	2021 ($)	2020 ($)

PEO Summary Compensation Table Total	19,055,854	16,002,825	13,396,571
Less: equity award values reported in Summary Compensation Table during the year	(14,873,021)	(12,015,954)	(11,087,774)
Plus: Fair value at year end of equity awards granted during the year	11,149,556	15,013,966	11,170,332
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(8,645,538)	5,031,432	(1,929,244)
Change in fair value of equity awards granted in prior years that vested during the year	3,396,581	2,465,864	(46,473)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	224,174	73,718
Total Equity Award Related Adjustments	(8,972,422)	10,719,482	(1,819,441)
Compensation Actually Paid Totals	10,083,432	26,722,307	11,577,130
Column (d). Reflects compensation amounts reported in the "Summary Compensation Table" for our non-PEO NEOs for the respective years shown. Summary Compensation Table values reflect a combination of amounts paid, earned (but not yet paid), or granted (but not yet settled) to each officer in the applicable years, rather than amounts actually paid. The following non-PEO NEOs are included in the average figures shown:
•2020: Richard P. Dealy, Mark S. Berg, Chris J. Cheatwood, J.D. Hall
•2021: Richard P. Dealy, Neal H. Shah, Mark S. Berg, J.D. Hall
•2022: Richard P. Dealy, Neal H. Shah, Mark S. Berg, J.D. Hall
Column (e). Average "compensation actually paid" to the non-PEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For performance unit awards with dividend rights, these amounts are paid once the underlying award vests, and are incorporated in the change in fair value in the table below. For information regarding the decisions made by the Compensation Committee with regards to the non-PEO NEOs compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements for the fiscal years covered in the table above.

ALL OTHER NEOS

	2022 ($)	2021 ($)	2020 ($)

Non-PEO NEOs Summary Compensation Table Totals	6,345,087	4,259,629	3,252,209
Less: equity award values reported in Summary Compensation Table during the year	(4,948,608)	(2,906,184)	(2,409,308)
Plus: Fair value at year end of equity awards granted during the year	4,116,989	3,881,517	2,378,485
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(1,089,115)	1,096,926	(765,835)
Change in fair value of equity awards granted in prior years that vested during the year	830,684	837,743	(360,788)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	360,764	135,051	52,180
Total Equity Award Related Adjustments	(729,286)	3,045,053	(1,105,266)
Compensation Actually Paid Totals	5,615,801	7,304,682	2,146,943
Column (f). For the relevant fiscal year, represents the cumulative TSR of the Company for the measurement periods ending December 31 of each of 2022, 2021 and 2020, respectively.
Column (g). For the relevant fiscal year, represents the cumulative TSR of the S&P Oil & Gas Exploration & Production Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively, which is the same index used for the stock performance graph each year within the Company's Annual Report on Form 10-K.
Column (h). Reflects "Net Income" in the Company's Consolidated Income Statements included in the Company's Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
Column (i). Return on capital employed is the company-selected measure. As used by the Company, return on capital employed is net income adjusted for tax-effected noncash mark-to-market ("MTM") adjustments, unusual items and interest expense
	divided by the summation of average total equity (adjusted for net noncash MTM adjustments, unusual items and interest expense) and average net debt.
Company Selected Measure Name	Return on capital employed
Named Executive Officers, Footnote [Text Block]	The following non-PEO NEOs are included in the average figures shown:
•2020: Richard P. Dealy, Mark S. Berg, Chris J. Cheatwood, J.D. Hall
•2021: Richard P. Dealy, Neal H. Shah, Mark S. Berg, J.D. Hall
•2022: Richard P. Dealy, Neal H. Shah, Mark S. Berg, J.D. Hall

Peer Group Issuers, Footnote [Text Block]	Column (g). For the relevant fiscal year, represents the cumulative TSR of the S&P Oil & Gas Exploration & Production Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively, which is the same index used for the stock performance graph each year within the Company's Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 19,055,854	$ 16,002,825	$ 13,396,571
PEO Actually Paid Compensation Amount	$ 10,083,432	26,722,307	11,577,130
Adjustment To PEO Compensation, Footnote [Text Block]
Column (c). "Compensation actually paid" to the PEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For performance unit awards with dividend rights, these amounts are paid once the underlying award vests, and are incorporated in the change in fair value in the table below. For information regarding the decisions made by the Compensation Committee with regards to the PEO's compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements for the fiscal years covered in the table above.

PEO

	2022 ($)	2021 ($)	2020 ($)

PEO Summary Compensation Table Total	19,055,854	16,002,825	13,396,571
Less: equity award values reported in Summary Compensation Table during the year	(14,873,021)	(12,015,954)	(11,087,774)
Plus: Fair value at year end of equity awards granted during the year	11,149,556	15,013,966	11,170,332
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(8,645,538)	5,031,432	(1,929,244)
Change in fair value of equity awards granted in prior years that vested during the year	3,396,581	2,465,864	(46,473)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	224,174	73,718
Total Equity Award Related Adjustments	(8,972,422)	10,719,482	(1,819,441)
Compensation Actually Paid Totals	10,083,432	26,722,307	11,577,130

Non-PEO NEO Average Total Compensation Amount	$ 6,345,087	4,259,629	3,252,209
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,615,801	7,304,682	2,146,943
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Column (e). Average "compensation actually paid" to the non-PEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For performance unit awards with dividend rights, these amounts are paid once the underlying award vests, and are incorporated in the change in fair value in the table below. For information regarding the decisions made by the Compensation Committee with regards to the non-PEO NEOs compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements for the fiscal years covered in the table above.

ALL OTHER NEOS

	2022 ($)	2021 ($)	2020 ($)

Non-PEO NEOs Summary Compensation Table Totals	6,345,087	4,259,629	3,252,209
Less: equity award values reported in Summary Compensation Table during the year	(4,948,608)	(2,906,184)	(2,409,308)
Plus: Fair value at year end of equity awards granted during the year	4,116,989	3,881,517	2,378,485
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(1,089,115)	1,096,926	(765,835)
Change in fair value of equity awards granted in prior years that vested during the year	830,684	837,743	(360,788)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	360,764	135,051	52,180
Total Equity Award Related Adjustments	(729,286)	3,045,053	(1,105,266)
Compensation Actually Paid Totals	5,615,801	7,304,682	2,146,943

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	COMPENSATION ACTUALLY PAID VS TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income [Text Block]	COMPENSATION ACTUALLY PAID VS PXD NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	COMPENSATION ACTUALLY PAID VS PXD ROCE
Tabular List [Table Text Block]
The following table identifies the four most important financial performance measures used by the Company's Compensation Committee to link "compensation actually paid" to the PEO and non-PEO NEOs, for 2022, to company performance.

MOST IMPORTANT PERFORMANCE MEASURES

Return on Capital Employed
Free Cash Flow
Cash Return on Capital Invested
Total Stockholder Return

Total Shareholder Return Amount	$ 178.11	128.26	77.16
Peer Group Total Shareholder Return Amount	191.50	120.82	64.58
Net Income (Loss)	$ 7,844,660,143	$ 2,118,197,776	$ (199,741,288)
Company Selected Measure Amount	0.30	0.17	0.03
PEO Name	Scott D. Sheffield
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital Employed
Non-GAAP Measure Description [Text Block]	Return on capital employed is the company-selected measure. As used by the Company, return on capital employed is net income adjusted for tax-effected noncash mark-to-market ("MTM") adjustments, unusual items and interest expense divided by the summation of average total equity (adjusted for net noncash MTM adjustments, unusual items and interest expense) and average net debt.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Return on Capital Invested
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Stockholder Return
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,972,422)	$ 10,719,482	$ (1,819,441)
PEO [Member] | Equity Award Values Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,873,021)	(12,015,954)	(11,087,774)
PEO [Member] | Fair Value of Equity Awards, Granted in Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,149,556	15,013,966	11,170,332
PEO [Member] | Fair Value of Equity Awards Granted in Prior Years, Nonvested, Period Increase (Decrease) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,645,538)	5,031,432	(1,929,244)
PEO [Member] | Fair Value of Equity Awards Granted in Prior Years, Vested, Period Increase (Decrease) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,396,581	2,465,864	(46,473)
PEO [Member] | Equity Awards Granted in Prior Years, Forfeited in Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	224,174	73,718
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(729,286)	3,045,053	(1,105,266)
Non-PEO NEO [Member] | Equity Award Values Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,948,608)	(2,906,184)	(2,409,308)
Non-PEO NEO [Member] | Fair Value of Equity Awards, Granted in Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,116,989	3,881,517	2,378,485
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in Prior Years, Nonvested, Period Increase (Decrease) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,089,115)	1,096,926	(765,835)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in Prior Years, Vested, Period Increase (Decrease) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	830,684	837,743	(360,788)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Forfeited in Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 360,764	$ 135,051	$ 52,180